Schedule of movement valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Balance at beginning of the year	¥ 3,029	¥ 3,366
Additions	7,705	1,085
Decrease	(545)	(1,422)
Balance at end of the year	¥ 10,189	¥ 3,029